Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit impairment losses [abstract]
Loans to customers	¥ 8,939,901	¥ 7,169,621	¥ 6,573,590
Financing guarantee contracts	7,412,678	5,007,282	5,520,883
Accounts and other receivables and contract assets	179,288	189,084	629,124
Financial assets at amortized cost	(778)	246,915	(27,234)
Financial assets at other comprehensive income	250
Others	27,077	5	(701)
Credit impairment losses	¥ 16,558,416	¥ 12,612,907	¥ 12,695,662